Share-based Payments - RSU and Class A share option activity (Details)	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for grant, beginning balance (shares)	34,273,445	35,911,586
Share options outstanding, beginning balance (shares)	67,372	458,174
RSUs outstanding, beginning balance (shares)	5,541,748	7,371,743
Share options exercised (shares)	(42,973)	(390,802)
Share options canceled (shares)		0
Shares available for grant, ending balance (shares)	30,833,006	34,273,445
Share options outstanding, ending balance (shares)	24,399	67,372
RSUs outstanding, ending balance (shares)	6,023,997	5,541,748
Share options vested and exercisable (shares)	24,399	67,372
Weighted Average Exercise Price
Share options weighted average exercise price, beginning balance (USD per share) | $ / shares	$ 0.75	$ 2.65
Share options exercised (USD per share) | $ / shares	0.76	2.98
Share options canceled (USD per share) | $ / shares
Share options weighted average exercise price, ending balance (USD per share) | $ / shares	0.73	0.75
Weighted Average Exercise Price, share options vested and exercisable (USD per share) | $ / shares	$ 0.73	$ 0.75
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted (shares)	4,093,600	2,415,324
RSUs canceled (shares)	(653,161)	(777,183)
RSUs settled (shares)	(2,958,190)	(3,468,136)